SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31  – SUBSEQUENT EVENTS

In February 2022, Chile's Financial Market Commission (CMF) ratified the financial covenant for bond lines No. 254, No. 641, bond line No. 760 and bond line No. 912. For further information see Note 17.2

In a shareholders meeting held on April 13, 2022 was approved the distribution of a Dividend No. 221, payable in Chilean pesos, amounting to $189 for each share Series A and $207.9 for each Series B share.

This dividend will be paid on April 26, 2022, in favor of the shareholders who are registered in the Shareholders’ Registry at midnight on April 20, 2022.

No other events have occurred after December 31, 2021, that may significantly affect the Company's consolidated financial situation.